Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Assets classified as level 3		$ 45,503	$ 8,652
Assets classified as level 3, Purchases		73,631	27,522
Assets classified as level 3, Maturities		(682)	(252)
Assets classified as level 3, Earnings	[1]	3,591	9,581
Assets classified as level 3		122,043	45,503
Liabilities classified as level 3		45,503	8,652
Liabilities classified as level 3, Purchases		73,631	27,522
Liabilities classified as level 3, Earnings	[1]	3,591	9,581
Liabilities classified as level 3		122,043	45,503
Derivative
Assets classified as level 3		45,503	8,652
Assets classified as level 3, Purchases		73,631	27,522
Assets classified as level 3, Maturities		(682)	(252)
Assets classified as level 3, Earnings	[1]	3,591	9,581
Assets classified as level 3			45,503
Liabilities classified as level 3		45,503	8,652
Liabilities classified as level 3, Purchases		73,631	27,522
Liabilities classified as level 3, Earnings	[1]	3,591	9,581
Liabilities classified as level 3		$ 122,043	$ 45,503

[1]	Included in earnings is realized gains and losses on embedded derivatives.